Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2018
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Nov. 26, 2018
Document Effective Date	Nov. 28, 2018
Prospectus Date	Nov. 28, 2018
Coho Relative Value Equity Fund | Institutional Class Shares
Prospectus:
Trading Symbol	COHIX
Coho Relative Value Equity Fund | Advisor Class Shares
Prospectus:
Trading Symbol	COHOX